Investing Activities (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Impairment of equity-method investments			$ 0	$ 430	$ 1,359
Equity earnings (losses)			434	397	335
Investment income, nonoperating			282	63	27
Gain on sale of equity-method investment			269	27	0
Equity-method investments			6,552	6,701
Proceeds from dispositions of equity-method investments			200	34	0
Equity-method investment, difference between carrying amount and underlying equity			1,800	1,900
Equity-method investment, payments to purchase or contributions			132	177	595
Distributions from unconsolidated affiliates			784	742	619
Special distribution from equity-method investment			0	0	396
Summarized Financial Position of Equity Method Investments
Current assets			447	508
Noncurrent assets			9,181	9,695
Current liabilities			(295)	(412)
Noncurrent liabilities			(1,538)	(1,484)
Summarized Results of Operations of Equity Method Investments
Gross revenue			1,961	1,883	1,707
Operating income			871	799	690
Net income			806	726	611
Caiman Energy II [Member]
Schedule of Investments [Line Items]
Equity-method investments			$ 429	426
Equity-method investment, ownership percentage			58.00%
Equity-method investment, payments to purchase or contributions			$ 24	22	0
Distributions from unconsolidated affiliates			49	40	33
Delaware Basin Gas Gathering System [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				59	503
Equity-method investments			$ 0	$ 988
Equity-method investment, ownership percentage			0.00%	50.00%
Equity-method investment, payments to purchase or contributions			$ 32	$ 105	57
Distributions from unconsolidated affiliates			39	39	33
Appalachia Midstream Investments [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				294	562
Equity earnings (losses)					(19)
Gain on sale of equity-method investment				27
Equity-method investments	[1]		$ 3,104	2,062
Equity-method investment, ownership percentage			66.00%
Equity-method investment, payments to purchase or contributions			$ 70	28	93
Distributions from unconsolidated affiliates			270	211	219
Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				0	241
Equity-method investments			$ 1,383	1,448
Equity-method investment, ownership percentage			62.00%
Equity-method investment, payments to purchase or contributions			$ 0	0	357
Distributions from unconsolidated affiliates			80	92	42
Discovery Producer Services LLC [Member]
Schedule of Investments [Line Items]
Equity-method investments			$ 534	572
Equity-method investment, ownership percentage			60.00%
Equity-method investment, payments to purchase or contributions			$ 1	0	35
Distributions from unconsolidated affiliates			127	141	116
Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				50	45
Equity-method investments			$ 309	324
Equity-method investment, ownership percentage			69.00%
Distributions from unconsolidated affiliates			$ 32	28	31
Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity-method investments			$ 422	430
Equity-method investment, ownership percentage			50.00%
Distributions from unconsolidated affiliates			$ 68	69	45
Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investments			$ 244	261
Equity-method investment, ownership percentage			50.00%
Distributions from unconsolidated affiliates			$ 92	100	88
Special distribution from equity-method investment					396
Contribution to equity-method investment for repayment of debt				148	248
Ranch Westex JV LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				24	0
Other [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments				3	8
Equity-method investments			127	190
Equity-method investment, payments to purchase or contributions			5	22	53
Distributions from unconsolidated affiliates			27	22	26
Former Venezuela Operations [Member]
Schedule of Investments [Line Items]
Investment income, nonoperating				36	27
Total Equity Method Investment [Member]
Schedule of Investments [Line Items]
Distributions from unconsolidated affiliates			$ 784	742	633
Equity-Method Investment Debt Due November 1, 2015 [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investment debt					$ 500
Equity-Method Investment Debt Due June 1, 2016 [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investment debt				$ 300
Additional Investment [Member] | Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage		13.00%
Williams Partners [Member] | Caiman Energy II [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			58.00%
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Schedule of Investments [Line Items]
Gain on sale of equity-method investment			$ 269
Equity-method investment, ownership percentage				50.00%
Proceeds from dispositions of equity-method investments			$ 155
Williams Partners [Member] | Appalachia Midstream Services, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			66.00%
Williams Partners [Member] | Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			62.00%
Reduction in incentive distribution rights payment		$ 2
Equity-method investment, payments to purchase or contributions		$ 357
Williams Partners [Member] | Discovery Producer Services LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			60.00%
Williams Partners [Member] | Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			69.00%
Williams Partners [Member] | Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			50.00%
Williams Partners [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investment, ownership percentage			50.00%
Williams Partners [Member] | Ranch Westex JV LLC [Member]
Schedule of Investments [Line Items]
Proceeds from dispositions of equity-method investments			$ 45
Appalachia Midstream Services, LLC [Member] | Williams Partners [Member]
Schedule of Investments [Line Items]
Investments, Fair Value Disclosure			$ 1,100
Fair Value Inputs, Discount Rate			9.50%

[1]	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 66 percent interest.